Related parties	6 Months Ended
Jun. 30, 2025
Text Block1 [Abstract]
Related parties
22.	Related parties
As a result of the sale of our share in associate Ghost Beverages LLC in December 2024, the company’s gross profit for transactions with associates decreased from 145m US dollar for the six-month period ended 30 June 2024 to (11)m US dollar for the six-month period ended 30 June 2025.
There are no other material changes in the company’s related party transactions during the six-month
period ended 30 June 2025 as compared to 31 December 2024
.